Earnings (loss) per share	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Earnings (loss) per share

13.	Earnings (loss) per share

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Net earnings (loss) attributable to shareholders	$2,839	$(218)	$(21,705)	$(1,758)
Weighted average number of common shares for basic EPS(1)	331,192,969	293,920,641	311,885,537	293,040,937
Effect of dilutive stock options and restricted share units (“RSU”)	10,920,041	-	-	-
Weighted average number of common shares for diluted EPS(1)	342,113,011	293,920,641	311,885,537	293,040,937
(1)	The weighted average number of common shares for basic and diluted EPS include 2.7 million of vested, but unissued, gross common shares relating to share-based compensation.

For the nine months ended May 31, 2026 and corresponding periods ended May 31, 2025, all outstanding options to purchase shares of common stock and restricted share units were excluded from the respective computations of diluted loss per share, as the Company was in a net loss position, and all potentially dilutive instruments were anti-dilutive and therefore not included in the calculation of diluted net loss per share.